Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

4. Related Party Transactions

Unreimbursed expenses have been accrued and incurred by management, which totaled $138,009 as of September 30, 2020 and $11,626 as of December 31, 2019. In October 2019, the Kenneth Hallock and Annette Hallock Revocable Trust (the “Hallock Trust”) loaned $200,000 to the Company and Eric Rothe, a director of the Company, loaned $15,000 to the Company, both of which are payable on demand, are not secured, and do not incur interest. Kenneth Hallock, a director of the Company, is one of the Trustees of the Hallock Trust. In 2018, the Hallock Trust loaned $100,000 to the Company that is payable on demand, not secured, and does not incur interest. In total, Snehal Patel, the Company’s Chief Executive Officer and director, Eric Rothe, the Company’s director and the Hallock Trust of which Kenneth Hallock, the Company’s director is a Trustee, have loaned the Company an aggregate of $635,154 as of September 30, 2020 and December 31, 2019 all of which is payable on demand, is not secured, and does not incur interest.

Related party payables to the Company’s officers and directors since January 1, 2010 totaled $12.0 million as of September 30, 2019. Related party payables decreased from $12.0 million to $0 and all of the Company’s 2,675,602 warrants were cancelled on September 30, 2019, as all related party payables and all warrants were exchanged for an aggregate of 8,012,684 shares of the Company’s common stock on September 30, 2019.

4. Related Party Transactions

Unreimbursed expenses have been accrued and incurred by management, which total $11,626 as of December 31, 2019 and $30,889 as of December 31, 2018. In October 2019, the Kenneth Hallock and Annette Hallock Revocable Trust loaned $200,000 to the Company and Eric Rothe, a director of the Company, loaned $15,000 to the Company, both of which are payable on demand, are not secured, and do not incur interest. Kenneth Hallock, a director of the Company, is one of the Trustees of the Hallock Trust. In 2018, the Kenneth Hallock and Annette Hallock Revocable Trust loaned $100,000 to the Company that is payable on demand, not secured, and does not incur interest. In total, Snehal Patel, Company’s Chief Executive Officer and director, Eric Rothe, and the Kenneth Hallock and Annette Hallock Revocable Trust have loaned capital to the Company that is payable on demand, is not secured, and does not incur interest, which in the aggregate totals $635,154 as of December 31, 2019 and $420,154 as of December 31, 2018.

Related party payables to the Company’s officers and directors since January 1, 2010 total $12.0 million as of September 30, 2019 and $9.5 million as of December 31, 2018. Related party payables were decreased from $12.0 million to $0 and all of the Company’s 2,675,602 warrants were cancelled on September 30, 2019, as all related party payables and all warrants were exchanged for an aggregate of 8,012,684 shares of the Company’s common stock on September 30, 2019.